Private Placement - Additional Information (Details) - USD ($)			3 Months Ended	7 Months Ended
	May 28, 2021	Mar. 08, 2021	Jun. 30, 2021	Sep. 30, 2021
Class of Stock [Line Items]
Gross proceeds from private placement				$ 7,155,000
Private Placement [Member]
Class of Stock [Line Items]
Stock shares issued during the period | shares			715,500
Private Placement [Member] | Sponsor [Member] | Common Class A [Member]
Class of Stock [Line Items]
Stock shares issued during the period | shares	715,500	715,500
Price per share sold | $ / shares	$ 10.00	$ 10.00
Gross proceeds from private placement	$ 7,155,000
Common stock shares subscribed but not issued		655,500
Private Placement Offering Subject To Over Allotment Option [Member] | Sponsor [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock shares subscribed but not issued		715,500